SHARE CAPITAL (weighted average assumptions of stock options) (Details)	12 Months Ended
Mar. 31, 2025 $ / shares
Equity [Abstract]
Stock price	$ 0.53
Exercise price	$ 0.53
Risk-free interest rate	4.37%
Expected life	2 years
Expected volatility	100.09%
Expected annual dividend yield	0.00%